Accounts Receivable (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 24, 2016
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning balance	$ (340)	$ (958)
Provision for doubtful accounts	(1,597)
Recoveries
Write offs		541
Foreign currency translation adjustments	(21)	77
Ending balance	$ (1,958)	$ (340)